Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 97.6%
Communication Services 12.3%
Entertainment 5.9%
Activision Blizzard, Inc.	192,570	10,190,805
Live Nation Entertainment, Inc.*	75,536	5,011,058
Netflix, Inc.*	29,549	7,907,903
Spotify Technology SA*	69,647	7,939,758
Walt Disney Co.	130,923	17,061,885
		48,111,409
Interactive Media & Services 5.1%
Alphabet, Inc. "A"*	12,573	15,353,393
Alphabet, Inc. "C"*	14,542	17,726,698
Facebook, Inc. "A"*	43,638	7,771,055
Pinterest, Inc. "A"*	28,957	765,913
		41,617,059
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	130,541	10,282,715
Consumer Discretionary 15.0%
Hotels, Restaurants & Leisure 3.1%
Las Vegas Sands Corp.	65,516	3,784,204
McDonald's Corp.	79,334	17,033,803
Planet Fitness, Inc. "A"*	73,291	4,241,350
		25,059,357
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	20,447	35,494,152
Multiline Retail 1.4%
Dollar General Corp.	69,992	11,124,528
Specialty Retail 5.3%
Burlington Stores, Inc.*	51,781	10,346,880
CarMax, Inc.*	103,668	9,122,784
Home Depot, Inc.	99,612	23,111,976
		42,581,640
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	35,737	6,880,445
Consumer Staples 3.5%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	35,624	10,263,631
Food Products 1.5%
Mondelez International, Inc. "A"	223,498	12,363,909
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	28,685	5,706,881
Energy 0.3%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	36,976	2,510,670
Financials 6.2%
Banks 0.5%
SVB Financial Group*	18,753	3,918,440
Capital Markets 1.7%
Intercontinental Exchange, Inc.	153,742	14,185,774
Consumer Finance 1.0%
American Express Co.	68,746	8,131,277
Insurance 3.0%
Progressive Corp.	313,408	24,210,768
Health Care 12.4%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.*	63,538	6,222,912
BioMarin Pharmaceutical, Inc.*	41,983	2,829,654
Exact Sciences Corp.*	35,061	3,168,462
		12,221,028
Health Care Equipment & Supplies 6.0%
Becton, Dickinson & Co.	94,598	23,929,510
Danaher Corp.	89,243	12,889,367
DexCom, Inc.*	39,730	5,929,305
The Cooper Companies, Inc.	19,781	5,874,957
		48,623,139
Life Sciences Tools & Services 2.8%
Thermo Fisher Scientific, Inc.	78,804	22,953,241
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	53,441	2,709,993
Zoetis, Inc.	115,213	14,354,388
		17,064,381
Industrials 10.8%
Aerospace & Defense 3.4%
Boeing Co.	52,955	20,147,789
TransDigm Group, Inc.	14,574	7,588,244
		27,736,033
Electrical Equipment 1.7%
AMETEK, Inc.	145,760	13,383,683
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	33,955	12,108,353
Machinery 0.7%
Parker-Hannifin Corp.	31,679	5,721,544
Professional Services 2.8%
TransUnion	141,138	11,447,703
Verisk Analytics, Inc.	68,974	10,907,549
		22,355,252
Road & Rail 0.7%
Norfolk Southern Corp.	32,259	5,795,652
Information Technology 34.3%
IT Services 9.5%
Cognizant Technology Solutions Corp. "A"	151,600	9,136,174
Fiserv, Inc.*	155,119	16,068,777
FleetCor Technologies, Inc.*	25,750	7,384,585
Global Payments, Inc.	79,069	12,571,971
Visa, Inc. "A"	186,363	32,056,300
		77,217,807
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	75,146	8,396,062
NVIDIA Corp.	33,054	5,753,710
		14,149,772
Software 16.7%
Adobe, Inc.*	50,656	13,993,720
DocuSign, Inc.*	48,536	3,005,349
Intuit, Inc.	42,522	11,308,301
Microsoft Corp.	458,653	63,766,527
Nuance Communications, Inc.*	367,763	5,998,214
Proofpoint, Inc.*	44,978	5,804,411
salesforce.com, Inc.*	66,794	9,914,901
ServiceNow, Inc.*	36,776	9,335,588
Synopsys, Inc.*	60,826	8,348,368
VMware, Inc. "A"*	26,587	3,989,645
		135,465,024
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	213,875	47,901,584
Pure Storage, Inc. "A"*	159,353	2,699,440
		50,601,024
Materials 0.8%
Construction Materials
Vulcan Materials Co.	41,880	6,333,931
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	15,161	8,744,865
Prologis, Inc.	84,233	7,178,336
		15,923,201
Total Common Stocks (Cost $383,780,644)		790,095,720
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 1.96% (a) (Cost $12,864,692)	12,864,692	12,864,692
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $396,645,336)	99.2	802,960,412
Other Assets and Liabilities, Net	0.8	6,567,830
Net Assets	100.0	809,528,242

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (a) (b)
5,457,000	—	5,457,000 (c)	—	—	25,423	—	—	—
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 1.96% (a)
12,082,625	100,184,279	99,402,212	—	—	240,136	—	12,864,692	12,864,692
17,539,625	100,184,279	104,859,212	—	—	265,559	—	12,864,692	12,864,692

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$790,095,720	$—	$—	$790,095,720
Short-Term Investments	12,864,692	—	—	12,864,692
Total	$802,960,412	$—	$—	$802,960,412

(d)	See Investment Portfolio for additional detailed categorizations.